Fair Value Measurements - Changes in balances of Level 3 financial assets carried at fair value (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	$ 1,799	$ 2,970	$ 3,092	$ 2,835	$ 1,799
Total realized/unrealized gains (losses) included in Net income		98	(17)	8	(20)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		39	59	72	(35)
Purchases and issuances		634	558	1,141	1,422
Sales and settlements		(535)	(443)	(448)	(354)
Transfer into Level 3		457	495	136	223
Transfer out of Level 3		(457)	(774)	(652)	(200)
Financial assets, Ending Balance		3,206	2,970	3,092	2,835
Total fixed maturities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	1,694	2,677	2,816	2,623	1,694
Total realized/unrealized gains (losses) included in Net income		7	(16)	0	(16)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		39	59	72	(35)
Purchases and issuances		565	523	1,105	1,316
Sales and settlements		(470)	(431)	(446)	(350)
Transfer into Level 3		457	486	114	203
Transfer out of Level 3		(450)	(760)	(652)	(189)
Financial assets, Ending Balance		2,825	2,677	2,816	2,623
U.S. government agency
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	8	15	15	8	8
Total realized/unrealized gains (losses) included in Net income		3	3	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		(18)	(3)	7	0
Purchases and issuances		0	0	0	0
Sales and settlements		0	0	0	0
Transfer into Level 3		0	0	0	0
Transfer out of Level 3		0	0	0	0
Financial assets, Ending Balance		0	15	15	8
States, municipalities and political subdivisions
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	72	64	65	59	72
Total realized/unrealized gains (losses) included in Net income		0	0	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		(2)	4	6	(3)
Purchases and issuances		0	0	0	0
Sales and settlements		(3)	(3)	(3)	(2)
Transfer into Level 3		0	0	10	0
Transfer out of Level 3		0	(2)	(7)	(8)
Financial assets, Ending Balance		59	64	65	59
Equity securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	105	293	276	212	105
Total realized/unrealized gains (losses) included in Net income		91	(1)	8	(4)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		0	0	0	0
Purchases and issuances		69	35	36	106
Sales and settlements		(65)	(12)	(2)	(4)
Transfer into Level 3	20	0	9	22	20
Transfer out of Level 3		(7)	(14)	0	(11)
Financial assets, Ending Balance		381	293	276	212
Residential MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	99	127	128	161	99
Total realized/unrealized gains (losses) included in Net income		(3)	(6)	3	(5)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		1	(7)	(3)	(4)
Purchases and issuances		0	0	0	0
Sales and settlements		(13)	(13)	(18)	(18)
Transfer into Level 3		2	49	36	106
Transfer out of Level 3		(112)	(24)	(51)	(17)
Financial assets, Ending Balance		2	127	128	161
Commercial MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	34	10	29	48	34
Total realized/unrealized gains (losses) included in Net income		(1)	0	2	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		0	0	0	0
Purchases and issuances		0	0	0	14
Sales and settlements		(1)	(3)	(13)	0
Transfer into Level 3		8	1	3	0
Transfer out of Level 3		(7)	(17)	(11)	0
Financial assets, Ending Balance		9	10	29	48
Collateralized loan obligations
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	142	48	14	85	142
Total realized/unrealized gains (losses) included in Net income		3	(5)	(4)	(2)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		(3)	17	4	(9)
Purchases and issuances		0	0	0	24
Sales and settlements		(1)	0	0	(11)
Transfer into Level 3		0	135	14	2
Transfer out of Level 3		(47)	(113)	(85)	(61)
Financial assets, Ending Balance		0	48	14	85
Other asset-backed securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	398	1,069	1,030	543	398
Total realized/unrealized gains (losses) included in Net income		5	(10)	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		3	14	5	(1)
Purchases and issuances		330	296	727	292
Sales and settlements		(318)	(282)	(162)	(171)
Transfer into Level 3		152	173	23	69
Transfer out of Level 3		(215)	(152)	(106)	(44)
Financial assets, Ending Balance		1,026	1,069	1,030	543
Corporate and other
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	$ 941	1,344	1,535	1,719	941
Total realized/unrealized gains (losses) included in Net income		0	2	(1)	(9)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		58	34	53	(18)
Purchases and issuances		235	227	378	986
Sales and settlements		(134)	(130)	(250)	(148)
Transfer into Level 3		295	128	28	26
Transfer out of Level 3		(69)	(452)	(392)	(59)
Financial assets, Ending Balance		$ 1,729	$ 1,344	$ 1,535	$ 1,719